UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA BALANCED STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDED
NOVEMBER 30, 2008

[LOGO OF USAA]
   USAA(R)

                         [GRAPHIC OF USAA BALANCED STRATEGY FUND]

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     SEMIANNUAL REPORT
     USAA BALANCED STRATEGY FUND
     NOVEMBER 30, 2008

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

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FUND OBJECTIVE

HIGH TOTAL RETURN, WITH REDUCED RISK OVER TIME, THROUGH AN ASSET ALLOCATION STRATEGY THAT SEEKS A COMBINATION OF LONG-TERM GROWTH OF CAPITAL AND CURRENT INCOME.

TYPES OF INVESTMENTS

Using preset target ranges, the Fund's strategy is to invest its assets in a combination of stocks on the one hand and bonds and money market instruments on the other. The Fund may at times implement an index option-based strategy and a global tactical asset allocation overlay strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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
PRESIDENT'S
MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

   Portfolio of Investments                                                  13

   Notes to Portfolio of Investments                                         35

   Financial Statements                                                      39

   Notes to Financial Statements                                             42

EXPENSE EXAMPLE                                                              59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"FOR THOSE WHO HAVE THE TIME TO WAIT AND
THE ABILITY TO SLEEP AT NIGHT, PATIENCE MAY      [PHOTO OF CHRISTOPHER W. CLAUS]
BE THE MOST PRUDENT LONG-TERM STRATEGY."

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DECEMBER 2008

Well, it's official. The U.S. economy has been in a recession since December 2007, according to the National Bureau of Economic Research. The news is not likely to surprise those who have been looking at their investment statements and 401(k) balances. What's more, the recession appears to have gone global. Now that Europe, Japan, and Canada have acknowledged their own recessions, the first worldwide recession of the 21st century seems to be under way.

Does this mean we will experience a new Great Depression? Media hype notwithstanding, I do not think so. Although unemployment rose to 6.7% in November 2008 and could climb to 8% by mid-2009, according to some analysts, it's still a far cry from the 25% unemployment rate of the Depression. Furthermore, the U.S. government has been able to intervene in support of the financial system. In 1930, it had been powerless to prevent an enormous bank failure. The result was a massive loss of confidence in the banking system and a panic in which about 4,000 commercial banks failed. Subsequently, the Federal Reserve Board was given new powers and has been using them to work with other central banks, global governments, regulators, and financial institutions to address key issues, such as liquidity, the availability of capital, and market confidence. This time, progress, albeit slow, already has been made.

Nevertheless, I believe the current recession will be longer and more severe than average. It took time for global institutions to accumulate their inventories of risky assets and for U.S. consumers to build up debt, so it naturally follows that they'll need time to set things right. Meanwhile, investors are reeling from the day-to-day volatility -- unprecedented in

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2  | USAA BALANCED STRATEGY FUND

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most of our lifetimes -- in the global financial markets. The bad news: So long as fear and market sentiment continue to drive investment decision-making, that volatility will more than likely persist.

The good news: Better days lie ahead. Financial markets tend to overreact on both the upside and downside. At the time of this writing, forced selling, portfolio liquidations, margin calls, and investor redemptions have pushed down the value of most asset classes. Investors seem to be in the process of capitulation and are selling whatever they perceive as risky. In my opinion, all existing asset bubbles -- with the exception of U.S. Treasuries -- have been popped, and fundamental valuations are being overlooked. Although it will take time, investment returns eventually should improve.

For those who have the time to wait and the ability to sleep at night, patience may be the most prudent long-term strategy. In the meantime and at no charge, our team of skilled professionals can help you revisit your investment plan to ensure it still suits your goals, risk tolerance, and time horizon. They also can arrange for you to invest fixed amounts at regular intervals. The end of a recession tends to create a new set of investment opportunities, but only the people who are invested will reap the potential benefits.

No one can predict when the financial markets will begin to rebound, but USAA will continue providing you with what we consider an outstanding value -- some of the industry's top investment talent, first-class service, and pure no-load mutual funds.

From all of us here, thank you for the opportunity to serve your investment needs. We appreciate your trust and faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                       PRESIDENT'S MESSAGE |   3

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MANAGERS' COMMENTARY
ON THE FUND

USAA Investment Management Company         Deutsche Investment Management
                                           Americas Inc.
    ARNOLD J. ESPE, CFA
    Bonds and Money Market Instruments           James B. Francis, CFA
                                                 Julie Abbett

    RON SWEET, CFA, CPA
    Exchange-Traded Funds
                                           Credit Suisse Securities (USA), LLC's
                                           Volaris Volatility Management Group
Deutsche Investment Management                   (Index Options)
Americas Inc.
    (Stocks)                                     YIRONG LI, CFA
                                                 STU ROSENTHAL, CFA
    ROBERT WANG

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O  HOW DID THE FUND PERFORM?

   For the six-month period ended November 30, 2008, the USAA Balanced
   Strategy Fund had a total return of -32.58%. This compares to total returns of -27.79% for the Lipper Balanced Funds Index, -36.55% for the Russell 3000 Index, and 0.24% for the Barclays Capital U.S. Aggregate Bond Index (formerly called the Lehman Brothers U.S. Aggregate Bond Index)*.

   Credit Suisse Securities (USA) LLC's Volaris Volatility Management Group (Volaris Group) manages an index option-based risk-management strategy for the Fund. Deutsche Investment Management Americas Inc. (DIMA) manages the U.S. equity portion of the Fund, using a

   *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers U.S. Aggregate Bond Index, now is called the Barclays Capital U.S. Aggregate Bond Index.

   Refer to page 10 for benchmark definitions.

   Past performance is no guarantee of future results.

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4  | USAA BALANCED STRATEGY FUND

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   quantitative approach to active stock selection. At times the asset allocation decisions of USAA Investment Management Company (IMCO) resulted in cash flows into and out of the U.S. stocks portion of the Fund; DIMA invested these cash flows consistent with its quantitative approach.

O  PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

   This was one of the most eventful, volatile periods in the history of the financial markets, because the U.S. credit crisis spread into a near-meltdown of the global financial system. Other than U.S. Treasury securities, there literally was no place to hide. As poorly as U.S. stocks performed, international equities did even worse, and bonds not backed by the U.S. Treasury experienced historic losses.

O  HOW DID THIS ENVIRONMENT AFFECT THE FUND?

   The Fund is diversified across U.S. stocks and bonds, has an allocation to developed international markets through a low-cost exchange-traded fund based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index, and utilizes additional strategies to seek to manage risk. Normally, this combination provides a balancing effect in which winners offset losers to smooth out performance. However, with virtually every asset class posting big losses, the benefits of diversification through asset allocation were minimal. With hedge funds de-leveraging, corporations finding it hard to borrow, recessionary conditions appearing, and panic taking hold, there was a huge disconnect between the investment fundamentals that drive our decisions and the Fund's performance. We at IMCO remain confident in the Fund's structure and continue to seek to achieve the Fund's objectives over the long term.

   The MSCI-EAFE Index is an unmanaged index that reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

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                                          MANAGERS' COMMENTARY ON THE FUND |   5

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O  HOW WAS THE FUND POSITIONED?

   The Fund began the period with a largely neutral positioning between U.S. stocks and bonds; given the volatile backdrop, we at IMCO believed it was prudent to adopt a conservative stance. We increased the U.S. stock exposure late in the summer when, in our opinion, valuations had become extremely attractive. For the period, our allocation to developed international markets hurt performance, because the MSCI-EAFE Index underperformed the U.S. stock and bond markets.

o  HOW DID THE U.S. EQUITY PORTION MANAGED BY DIMA PERFORM?

   Within the United States, this portion of the Fund was relatively neutral between large- and small-cap stocks as well as growth and value stocks. The quantitative approach DIMA used to implement this allocation mildly detracted from performance over the reporting period.

O  HOW DID THE U.S. FIXED-INCOME PORTION MANAGED BY IMCO PERFORM?

   Aside from U.S. Treasuries and residential mortgage-backed securities guaranteed by the U.S. government, the bond market was dismal and didn't perform its normal historical function of seeking to offset losses in the equity markets.

   Our focus is to capitalize on IMCO's research advantage to invest in bonds -- such as those issued by corporations, commercial mortgage-backed securities, and asset-backed securities -- where the Fund potentially may earn higher yields than on credit-risk-free (but not interest-rate-risk-free) U.S. Treasury securities. A key element of this strategy is to ensure that we are being paid for the risks we take on shareholders' behalf. During the period, bonds with any type of credit risk appeared to go from undervalued to more heavily undervalued, offering yields well in excess of the risk. Yes, there

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6  | USAA BALANCED STRATEGY FUND

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   were a few defaults as the economic landscape changed faster than certain companies could adapt, and yes, there may be additional ones. But we never have seen such pockets of value as we have today, and we continue to put money to work in areas where we see very high yields and acceptable risk of default.

   We fully expect that coordinated action of global authorities eventually will restore equilibrium to the credit markets, providing the opportunity for capital appreciation as yields fall to levels closer to U.S. Treasuries; as yields fall, bond prices rise. In the meantime, the Fund has earned very high income during the reporting period. It has been a tough period, but we firmly believe the fixed-income portion of the Fund is poised to continue to seek to take advantage of opportunities in the market.

O HOW DID THE INDEX OPTION-BASED RISK-MANAGEMENT STRATEGY MANAGED BY VOLARIS GROUP PERFORM?

   Unlike the Fund's other subadvisers, who are allocated assets to manage, Volaris Group employs an index-option strategy using a collar that seeks to limit the downside, and upside, of a portion of the assets in the Fund. Effectively, the collar is a risk-management tool that provides IMCO with the flexibility to change the Fund's risk profile quickly. During the reporting period, Volaris Group used the collars sparingly but achieved the objective of lowering the Fund's downside during sharp downturns.

O  WHAT'S THE FUND'S STRATEGY NOW?

   In any period of major market dislocation, there are tremendous opportunities for fundamental investors to take advantage of mispricing in the markets. In the face of massive, globally coordinated government interventions, we will adjust the asset allocation mix of the Fund as we seek to take full advantage of potential emerging economic and market recoveries in the coming year.

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                                          MANAGERS' COMMENTARY ON THE FUND |   7

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INVESTMENT OVERVIEW

USAA BALANCED STRATEGY FUND (Ticker Symbol: USBSX)

--------------------------------------------------------------------------------
                                             11/30/08                5/31/08
--------------------------------------------------------------------------------
Net Assets                                $402.9 Million          $622.2 Million
Net Asset Value Per Share                      $9.30                   $14.01

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/08
--------------------------------------------------------------------------------
    5/31/08 TO 11/30/08*              1 YEAR         5 YEARS          10 YEARS
         -32.58%                     -34.22%         -3.06%             1.61%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
    Before Reimbursement        1.26%         After Reimbursement        1.00%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2008. IMCO HAS
VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.00%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA BALANCED STRATEGY FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                 BARCLAYS CAPITAL U.S.        USAA BALANCED          LIPPER BALANCED        RUSSELL 3000
                 AGGREGATE BOND INDEX         STRATEGY FUND            FUNDS INDEX             INDEX
                 --------------------         -------------          ---------------        ------------
11/30/98              $10,000.00               $10,000.00              $10,000.00            $10,000.00
12/31/98               10,030.07                10,418.17               10,368.92             10,635.58
01/31/99               10,101.65                10,792.48               10,534.73             10,996.89
02/28/99                9,925.31                10,550.74               10,281.51             10,607.37
03/31/99                9,980.31                11,033.91               10,535.30             10,996.59
04/30/99               10,011.93                11,198.13               10,880.38             11,492.95
05/31/99                9,924.24                10,963.53               10,712.61             11,274.52
06/30/99                9,892.62                11,496.57               11,008.79             11,844.29
07/31/99                9,850.50                11,284.54               10,802.90             11,485.14
08/31/99                9,845.49                11,260.98               10,689.55             11,354.55
09/30/99                9,959.79                11,080.47               10,552.60             11,064.34
10/31/99                9,996.54                11,585.20               10,858.14             11,758.36
11/30/99                9,995.82                11,837.57               10,974.97             12,087.44
12/31/99                9,947.62                12,387.29               11,299.71             12,858.71
01/31/00                9,915.05                12,062.56               11,015.84             12,354.63
02/29/00               10,034.96                12,038.80               10,989.30             12,469.15
03/31/00               10,167.16                12,711.69               11,636.34             13,445.96
04/30/00               10,138.04                12,346.00               11,423.09             12,972.12
05/31/00               10,133.39                12,131.36               11,315.62             12,607.78
06/30/00               10,344.21                12,401.86               11,496.22             12,981.06
07/31/00               10,438.11                12,252.96               11,464.89             12,751.62
08/31/00               10,589.40                12,732.31               11,976.64             13,697.31
09/30/00               10,655.98                12,303.83               11,724.59             13,077.13
10/31/00               10,726.49                12,176.99               11,714.22             12,890.93
11/30/00               10,901.88                11,610.42               11,289.00             11,702.75
12/31/00               11,104.11                11,830.24               11,569.59             11,899.42
01/31/01               11,285.70                12,705.61               11,815.13             12,306.48
02/28/01               11,384.02                12,408.15               11,356.50             11,182.06
03/31/01               11,441.17                12,204.62               10,989.76             10,453.15
04/30/01               11,393.68                12,717.77               11,450.97             11,291.44
05/31/01               11,462.40                13,025.67               11,552.96             11,382.13
06/30/01               11,505.71                12,906.91               11,375.94             11,172.26
07/31/01               11,762.95                13,087.73               11,367.71             10,988.13
08/31/01               11,897.65                12,820.81               11,044.20             10,339.43
09/30/01               12,036.29                12,004.61               10,513.46              9,427.23
10/31/01               12,288.16                12,247.13               10,689.42              9,646.57
11/30/01               12,118.74                12,974.68               11,115.00             10,389.58
12/31/01               12,041.78                13,127.14               11,195.16             10,536.02
01/31/02               12,139.26                13,008.63               11,096.97             10,403.90
02/28/02               12,256.90                12,762.50               11,021.56             10,191.15
03/31/02               12,053.00                13,127.50               11,262.55             10,637.98
04/30/02               12,286.73                12,916.65               10,992.27             10,079.87
05/31/02               12,391.13                13,017.49               10,987.15              9,963.09
06/30/02               12,498.27                12,284.68               10,518.43              9,245.90
07/31/02               12,649.08                11,684.75                9,979.32              8,510.82
08/31/02               12,862.65                11,804.73               10,081.70              8,551.02
09/30/02               13,070.97                11,277.55                9,479.79              7,652.56
10/31/02               13,011.43                11,648.82                9,874.94              8,261.91
11/30/02               13,007.97                12,159.33               10,275.56              8,761.85
12/31/02               13,276.66                11,800.58                9,998.58              8,266.50
01/31/03               13,288.00                11,583.45                9,848.80              8,064.22
02/28/03               13,471.85                11,536.25                9,774.94              7,931.55
03/31/03               13,461.47                11,573.32                9,814.83              8,014.96
04/30/03               13,572.55                12,133.02               10,345.96              8,669.44
05/31/03               13,825.61                12,664.25               10,803.55              9,192.77
06/30/03               13,798.17                12,809.94               10,885.48              9,316.82
07/31/03               13,334.29                12,876.65               10,910.70              9,530.55
08/31/03               13,422.82                13,057.75               11,094.90              9,741.75
09/30/03               13,778.13                13,051.19               11,108.97              9,635.99
10/31/03               13,649.63                13,558.31               11,475.49             10,219.15
11/30/03               13,682.32                13,701.83               11,577.09             10,359.91
12/31/03               13,821.56                14,088.36               11,991.90             10,833.77
01/31/04               13,932.76                14,242.01               12,170.97             11,059.77
02/29/04               14,083.57                14,434.08               12,336.85             11,208.77
03/31/04               14,189.04                14,324.81               12,278.00             11,075.71
04/30/04               13,819.89                14,064.71               12,019.97             10,846.71
05/31/04               13,764.53                14,161.05               12,073.04             11,004.35
06/30/04               13,842.32                14,438.80               12,261.80             11,223.06
07/31/04               13,979.53                14,081.21               12,030.96             10,798.65
08/31/04               14,246.19                14,100.54               12,104.15             10,843.12
09/30/04               14,284.85                14,266.94               12,283.96             11,009.80
10/31/04               14,404.64                14,393.03               12,416.80             11,190.63
11/30/04               14,289.74                14,810.07               12,751.27             11,710.84
12/31/04               14,421.22                15,223.35               13,069.57             12,128.12
01/31/05               14,511.78                15,016.44               12,901.21             11,805.09
02/28/05               14,426.11                15,174.09               13,083.73             12,064.96
03/31/05               14,352.02                14,989.50               12,903.59             11,860.89
04/30/05               14,546.26                14,841.09               12,748.54             11,603.19
05/31/05               14,703.63                15,246.74               13,040.87             12,042.85
06/30/05               14,783.81                15,322.63               13,134.58             12,126.98
07/31/05               14,649.22                15,680.35               13,426.45             12,624.49
08/31/05               14,837.02                15,739.98               13,465.29             12,504.14
09/30/05               14,684.18                15,749.36               13,518.67             12,613.54
10/31/05               14,567.97                15,429.98               13,306.41             12,377.30
11/30/05               14,632.40                15,799.26               13,629.46             12,858.78
12/31/05               14,771.52                15,886.14               13,748.84             12,870.32
01/31/06               14,772.35                16,159.50               14,077.04             13,300.33
02/28/06               14,821.39                16,117.44               14,059.43             13,323.98
03/31/06               14,675.95                16,170.81               14,196.33             13,554.29
04/30/06               14,649.34                16,266.00               14,351.12             13,701.34
05/31/06               14,633.71                15,832.38               14,066.57             13,262.67
06/30/06               14,664.73                15,860.81               14,058.16             13,286.14
07/31/06               14,863.03                15,818.23               14,123.78             13,273.70
08/31/06               15,090.56                16,031.13               14,395.41             13,598.41
09/30/06               15,223.11                16,364.25               14,602.92             13,902.81
10/31/06               15,323.81                16,685.33               14,943.12             14,403.28
11/30/06               15,501.59                16,942.19               15,230.97             14,716.67
12/31/06               15,411.63                17,056.81               15,343.61             14,892.91
01/31/07               15,405.30                17,320.46               15,509.09             15,176.39
02/28/07               15,642.85                17,240.22               15,449.90             14,927.43
03/31/07               15,643.33                17,344.78               15,582.46             15,082.80
04/30/07               15,727.68                17,782.72               16,030.63             15,685.31
05/31/07               15,608.49                18,093.89               16,375.07             16,256.92
06/30/07               15,562.32                17,914.10               16,222.08             15,952.46
07/31/07               15,692.13                17,508.55               15,945.54             15,408.43
08/31/07               15,884.46                17,670.77               16,074.44             15,629.61
09/30/07               16,004.96                18,093.96               16,528.57             16,199.42
10/31/07               16,148.73                18,408.54               16,819.22             16,496.59
11/30/07               16,439.14                17,837.64               16,424.92             15,753.93
12/31/07               16,485.31                17,688.70               16,345.14             15,658.60
01/31/08               16,762.23                17,145.57               15,804.78             14,709.51
02/29/08               16,785.50                16,824.63               15,599.15             14,252.63
03/31/08               16,842.77                16,619.64               15,479.94             14,168.19
04/30/08               16,807.57                17,066.81               15,993.14             14,876.73
05/31/08               16,684.32                17,402.18               16,169.81             15,181.50
06/30/08               16,670.84                16,425.68               15,314.94             13,928.71
07/31/08               16,657.24                16,137.73               15,120.98             13,817.62
08/31/08               16,815.33                16,187.80               15,178.48             14,032.22
09/30/08               16,589.47                14,798.42               14,031.73             12,712.85
10/31/08               16,197.89                12,565.41               12,233.37             10,458.11
11/30/08               16,725.13                11,732.76               11,676.07              9,632.55

                                   [END CHART]

         Data from 11/30/98 to 11/30/08.

See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |   9

================================================================================

The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Balanced Strategy Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was called the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

================================================================================

10 | USAA BALANCED STRATEGY FUND

================================================================================

                              TOP 5 EQUITY HOLDINGS
                                 AS OF 11/30/08
                                (% of Net Assets)

iShares MSCI EAFE Index Fund* .....................................  8.0%
SPDR Trust Series 1** .............................................  6.0%
Exxon Mobil Corp. .................................................  1.3%
Procter & Gamble Co. ..............................................  0.9%
Chevron Corp. .....................................................  0.7%

                           TOP 5 FIXED-INCOME HOLDINGS
                                 AS OF 11/30/08
                                (% of Net Assets)

Monongahela Power Co. .............................................  0.5%
Oil Casualty Insurance Ltd. .......................................  0.5%
Pan Pacific Retail Properties, Inc. ...............................  0.5%
Prudential Mortgage Capital Funding, LLC ..........................  0.5%
Roslyn Bancorp, Inc. ..............................................  0.5%

* Pursuant to a Securities and Exchange Commission (SEC) exemptive order and a related agreement with iShares Trust (iShares), the Fund may invest in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

** Pursuant to an SEC exemptive order and a related agreement with SPDR
   Trust (SPDR), the Fund may invest in SPDR in amounts exeeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 13-34.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      O  ASSET ALLOCATION -- 11/30/2008  O

                         [PIE CHART OF ASSET ALLOCATION]

EQUITY SECURITIES                                                          52.6%
BONDS                                                                      33.7%
OTHER*                                                                     12.1%

                                   [END CHART]

* Includes money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

12 | USAA BALANCED STRATEGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2008 (unaudited)

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (52.6%)
            COMMON STOCKS (37.0%)
            CONSUMER DISCRETIONARY (2.8%)
            -----------------------------
            ADVERTISING (0.0%)
     7,900  Interpublic Group of Companies, Inc.*                                       $     32
                                                                                        --------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
     7,600  Phillips-Van Heusen Corp.                                                        133
     4,500  Polo Ralph Lauren Corp.                                                          194
                                                                                        --------
                                                                                             327
                                                                                        --------
            APPAREL RETAIL (0.4%)
    43,800  AnnTaylor Stores Corp.*                                                          197
     3,150  Buckle, Inc.                                                                      59
    18,400  Foot Locker, Inc.                                                                124
    70,500  Gap, Inc.                                                                        918
     3,400  TJX Companies, Inc.                                                               77
                                                                                        --------
                                                                                           1,375
                                                                                        --------
            AUTO PARTS & EQUIPMENT (0.1%)
    10,100  Johnson Controls, Inc.                                                           178
    19,300  WABCO Holdings, Inc.                                                             287
                                                                                        --------
                                                                                             465
                                                                                        --------
            AUTOMOTIVE RETAIL (0.0%)
     5,000  Advance Auto Parts, Inc.                                                         152
                                                                                        --------
            BROADCASTING (0.3%)
    30,500  DISH Network Corp. "A"*                                                          338
    62,400  Liberty Media Corp. - Entertainment "A"*                                         741
                                                                                        --------
                                                                                           1,079
                                                                                        --------
            CABLE & SATELLITE (0.5%)
   104,800  Comcast Corp. "A"                                                              1,817
     8,300  DIRECTV Group, Inc.*                                                             183
                                                                                        --------
                                                                                           2,000
                                                                                        --------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
     8,500  Best Buy Co., Inc.                                                               176
    38,300  RadioShack Corp.                                                                 377
                                                                                        --------
                                                                                             553
                                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            DEPARTMENT STORES (0.1%)
    34,300  Macy's, Inc.                                                                $    255
     6,400  Sears Holdings Corp.*                                                            232
                                                                                        --------
                                                                                             487
                                                                                        --------
            FOOTWEAR (0.0%)
     1,700  NIKE, Inc. "B"                                                                    91
                                                                                        --------
            HOMEBUILDING (0.1%)
    21,000  Centex Corp.                                                                     192
       400  NVR, Inc.*                                                                       174
                                                                                        --------
                                                                                             366
                                                                                        --------
            HOTELS, RESORTS, & CRUISE LINES (0.0%)
     3,100  Carnival Corp.                                                                    65
                                                                                        --------
            INTERNET RETAIL (0.1%)
     5,000  Amazon.com, Inc.*                                                                214
                                                                                        --------
            LEISURE PRODUCTS (0.1%)
    13,500  Hasbro, Inc.                                                                     362
                                                                                        --------
            MOVIES & ENTERTAINMENT (0.1%)
    60,000  Time Warner, Inc.                                                                543
                                                                                        --------
            PUBLISHING (0.0%)
       400  Global Sources Ltd.*                                                               3
     3,300  Morningstar, Inc.*                                                               106
                                                                                        --------
                                                                                             109
                                                                                        --------
            RESTAURANTS (0.7%)
    18,600  Brinker International, Inc.                                                      124
    16,900  CEC Entertainment, Inc.*                                                         291
    29,300  McDonald's Corp.                                                               1,721
     8,200  Panera Bread Co. "A"*                                                            364
     6,500  Yum! Brands, Inc.                                                                175
                                                                                        --------
                                                                                           2,675
                                                                                        --------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    15,300  Brinks Home Security Holdings, Inc.*                                             306
                                                                                        --------
            TEXTILES (0.0%)
    15,500  Xerium Technologies, Inc.                                                         18
                                                                                        --------
            Total Consumer Discretionary                                                  11,219
                                                                                        --------

================================================================================

14 | USAA BALANCED STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            CONSUMER STAPLES (4.5%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
    10,700  Archer-Daniels-Midland Co.                                                  $    293
    20,500  Bunge Ltd.                                                                       870
                                                                                        --------
                                                                                           1,163
                                                                                        --------
            DRUG RETAIL (0.0%)
     7,700  Walgreen Co.                                                                     191
                                                                                        --------
            FOOD DISTRIBUTORS (0.2%)
    42,000  Sysco Corp.                                                                      985
                                                                                        --------
            FOOD RETAIL (0.1%)
    17,000  Kroger Co.                                                                       470
                                                                                        --------
            HOUSEHOLD PRODUCTS (1.2%)
    18,400  Colgate-Palmolive Co.                                                          1,197
    54,200  Procter & Gamble Co.                                                           3,488
                                                                                        --------
                                                                                           4,685
                                                                                        --------
            HYPERMARKETS & SUPER CENTERS (0.8%)
     5,300  BJ's Wholesale Club, Inc.*                                                       190
     4,300  Costco Wholesale Corp.                                                           221
    48,700  Wal-Mart Stores, Inc.                                                          2,721
                                                                                        --------
                                                                                           3,132
                                                                                        --------
            PACKAGED FOODS & MEAT (0.6%)
    15,200  General Mills, Inc.                                                              960
    22,400  H.J. Heinz Co.                                                                   870
     8,800  Kraft Foods, Inc. "A"                                                            240
    29,100  Sara Lee Corp.                                                                   267
                                                                                        --------
                                                                                           2,337
                                                                                        --------
            PERSONAL PRODUCTS (0.2%)
    39,000  Herbalife Ltd.                                                                   693
                                                                                        --------
            SOFT DRINKS (0.5%)
    19,900  Coca-Cola Enterprises, Inc.                                                      183
    16,500  Pepsi Bottling Group, Inc.                                                       299
    24,400  PepsiCo, Inc.                                                                  1,383
                                                                                        --------
                                                                                           1,865
                                                                                        --------
            TOBACCO (0.6%)
    59,100  Altria Group, Inc.                                                               950
    36,800  Philip Morris International, Inc.                                              1,552
                                                                                        --------
                                                                                           2,502
                                                                                        --------
            Total Consumer Staples                                                        18,023
                                                                                        --------

================================================================================

                                                 PORTFOLIO OF INVESTMENTS |   15

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            ENERGY (5.2%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
     8,200  Arch Coal, Inc.                                                             $    126
    26,700  Massey Energy Corp.                                                              417
                                                                                        --------
                                                                                             543
                                                                                        --------
            INTEGRATED OIL & GAS (3.4%)
    36,300  Chevron Corp.                                                                  2,868
    37,900  ConocoPhillips                                                                 1,991
    67,700  Exxon Mobil Corp.                                                              5,426
    14,100  Hess Corp.                                                                       762
    15,400  Marathon Oil Corp.                                                               403
    14,100  Murphy Oil Corp.                                                                 621
    27,800  Occidental Petroleum Corp.                                                     1,505
                                                                                        --------
                                                                                          13,576
                                                                                        --------
            OIL & GAS DRILLING (0.1%)
     4,400  Helmerich & Payne, Inc.                                                          112
     6,700  Transocean, Inc.*                                                                448
                                                                                        --------
                                                                                             560
                                                                                        --------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    13,700  Schlumberger Ltd.                                                                695
                                                                                        --------
            OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    10,500  Apache Corp.                                                                     812
    26,900  Cimarex Energy Co.                                                               763
     3,900  Devon Energy Corp.                                                               282
    37,300  Encore Acquisition Co.*                                                          986
    51,000  Mariner Energy, Inc.*                                                            561
     3,100  Pioneer Natural Resources Co.                                                     62
    16,000  Rosetta Resources, Inc.*                                                         120
    11,800  Swift Energy Co.*                                                                252
     9,500  W&T Offshore, Inc.                                                               133
     9,500  Whiting Petroleum Corp.*                                                         364
                                                                                        --------
                                                                                           4,335
                                                                                        --------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    11,400  El Paso Corp.                                                                     84
    27,400  Frontline Ltd.                                                                   810
    11,400  Spectra Energy Corp.                                                             185
                                                                                        --------
                                                                                           1,079
                                                                                        --------
            Total Energy                                                                  20,788
                                                                                        --------

================================================================================

16 | USAA BALANCED STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            FINANCIALS (5.0%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    11,300  Ameriprise Financial, Inc.                                                  $    208
    18,500  Bank of New York Mellon Corp.                                                    559
     1,000  BlackRock, Inc. "A"                                                              126
     5,100  Northern Trust Corp.                                                             234
    11,300  State Street Corp.                                                               476
    10,300  T. Rowe Price Group, Inc.                                                        352
     6,100  Waddell & Reed Financial, Inc. "A"                                                82
                                                                                        --------
                                                                                           2,037
                                                                                        --------
            CONSUMER FINANCE (0.1%)
     1,900  American Express Co.                                                              44
     4,000  Capital One Financial Corp.                                                      138
     7,600  Discover Financial Services                                                       78
                                                                                        --------
                                                                                             260
                                                                                        --------
            DIVERSIFIED BANKS (0.8%)
    48,800  U.S. Bancorp                                                                   1,317
    66,300  Wells Fargo & Co.                                                              1,915
                                                                                        --------
                                                                                           3,232
                                                                                        --------
            INVESTMENT BANKING & BROKERAGE (0.4%)
    17,600  Charles Schwab Corp.                                                             323
     9,200  Goldman Sachs Group, Inc.                                                        727
     2,400  Lazard Ltd. "A"                                                                   75
    22,600  Morgan Stanley                                                                   333
     3,800  Raymond James Financial, Inc.                                                     83
    10,600  TD Ameritrade Holding Corp.*                                                     141
                                                                                        --------
                                                                                           1,682
                                                                                        --------
            LIFE & HEALTH INSURANCE (0.5%)
     4,500  AFLAC, Inc.                                                                      208
    28,100  Lincoln National Corp.                                                           386
    10,900  Principal Financial Group, Inc.                                                  151
    55,000  Protective Life Corp.                                                            513
    19,500  Prudential Financial, Inc.                                                       423
    23,500  Unum Group                                                                       350
                                                                                        --------
                                                                                           2,031
                                                                                        --------
            MULTI-LINE INSURANCE (0.0%)
     4,900  Assurant, Inc.                                                                   107
                                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
    87,500  Bank of America Corp.                                                       $  1,422
    45,400  Citigroup, Inc.                                                                  376
    84,400  JPMorgan Chase & Co.                                                           2,672
                                                                                        --------
                                                                                           4,470
                                                                                        --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    23,500  Allstate Corp.                                                                   598
    15,500  First American Corp.                                                             372
    30,500  Progressive Corp.                                                                458
     6,900  Travelers Companies, Inc.                                                        301
                                                                                        --------
                                                                                           1,729
                                                                                        --------
            REGIONAL BANKS (0.3%)
     4,400  BancorpSouth, Inc.                                                                98
     1,900  BB&T Corp.                                                                        57
    18,300  PNC Financial Services Group, Inc.                                               966
                                                                                        --------
                                                                                           1,121
                                                                                        --------
            REINSURANCE (0.1%)
     8,400  Reinsurance Group of America, Inc.                                               341
                                                                                        --------
            REITs - DIVERSIFIED (0.1%)
     3,900  Vornado Realty Trust                                                             208
                                                                                        --------
            REITs - INDUSTRIAL (0.0%)
       900  AMB Property Corp.                                                                16
     9,200  ProLogis                                                                          35
                                                                                        --------
                                                                                              51
                                                                                        --------
            REITs - OFFICE (0.1%)
     4,300  Boston Properties, Inc.                                                          230
                                                                                        --------
            REITs - RESIDENTIAL (0.1%)
     5,251  Apartment Investment & Management Co. "A"                                         60
     2,000  AvalonBay Communities, Inc.                                                      121
     1,500  Camden Property Trust                                                             40
     7,800  Equity Residential Properties Trust                                              238
                                                                                        --------
                                                                                             459
                                                                                        --------
            REITs - RETAIL (0.1%)
       500  Federal Realty Investment Trust                                                   29
     4,100  Kimco Realty Corp.                                                                58
     2,600  Regency Centers Corp.                                                             92
     5,300  Simon Property Group, Inc.                                                       252
                                                                                        --------
                                                                                             431
                                                                                        --------

================================================================================

18 | USAA BALANCED STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            REITs - SPECIALIZED (0.1%)
     3,200  HCP, Inc.                                                                   $     66
    10,000  Host Hotels & Resorts, Inc.                                                       75
     2,000  Public Storage                                                                   140
                                                                                        --------
                                                                                             281
                                                                                        --------
            SPECIALIZED FINANCE (0.1%)
    33,600  CIT Group, Inc.                                                                  112
       600  CME Group, Inc.                                                                  127
    14,700  NASDAQ OMX Group, Inc.*                                                          316
                                                                                        --------
                                                                                             555
                                                                                        --------
            THRIFTS & MORTGAGE FINANCE (0.2%)
    18,000  Astoria Financial Corp.                                                          332
    25,400  Hudson City Bancorp, Inc.                                                        425
                                                                                             757
                                                                                        --------
            Total Financials                                                              19,982
                                                                                        --------
            HEALTH CARE (6.3%)
            ------------------
            BIOTECHNOLOGY (1.4%)
    16,400  Alnylam Pharmaceuticals, Inc.*                                                   299
    28,900  Amgen, Inc.*                                                                   1,605
     7,000  Celgene Corp.*                                                                   365
     7,600  Cubist Pharmaceuticals, Inc.*                                                    187
    77,300  CV Therapeutics, Inc.*                                                           700
    82,300  Enzon Pharmaceuticals, Inc.*                                                     404
     7,000  Genentech, Inc.*                                                                 536
    16,600  Gilead Sciences, Inc.*                                                           743
    23,000  OSI Pharmaceuticals, Inc.*                                                       856
                                                                                        --------
                                                                                           5,695
                                                                                        --------
            HEALTH CARE DISTRIBUTORS (0.2%)
    19,800  McKesson Corp.                                                                   692
                                                                                        --------
            HEALTH CARE EQUIPMENT (1.3%)
    32,300  Baxter International, Inc.                                                     1,709
    18,500  Becton, Dickinson and Co.                                                      1,175
     6,000  C.R. Bard, Inc.                                                                  492
     6,400  Covidien Ltd.                                                                    236
    27,200  Medtronic, Inc.                                                                  830
     9,200  Quidel Corp.*                                                                    126
     6,600  St. Jude Medical, Inc.*                                                          185
    11,900  Varian Medical Systems, Inc.*                                                    480
                                                                                        --------
                                                                                           5,233
                                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            HEALTH CARE FACILITIES (0.1%)
    15,100  Community Health Systems, Inc.*                                             $    197
    14,100  LifePoint Hospitals, Inc.*                                                       283
                                                                                        --------
                                                                                             480
                                                                                        --------
            HEALTH CARE SERVICES (0.1%)
     7,700  Express Scripts, Inc.*                                                           443
     3,200  Medco Health Solutions, Inc.*                                                    134
                                                                                        --------
                                                                                             577
                                                                                        --------
            HEALTH CARE TECHNOLOGY (0.0%)
     9,300  IMS Health, Inc.                                                                 122
                                                                                        --------
            LIFE SCIENCES TOOLS & SERVICES (0.0%)
     1,500  Charles River Laboratories International, Inc.*                                   34
     1,500  Thermo Fisher Scientific, Inc.*                                                   54
                                                                                        --------
                                                                                              88
                                                                                        --------
            MANAGED HEALTH CARE (0.4%)
    23,300  Aetna, Inc.                                                                      508
     6,100  Centene Corp.*                                                                   113
     9,200  Humana, Inc.*                                                                    278
    14,800  UnitedHealth Group, Inc.                                                         311
    11,400  WellPoint, Inc.*                                                                 406
                                                                                        --------
                                                                                           1,616
                                                                                        --------
            PHARMACEUTICALS (2.8%)
    24,900  Abbott Laboratories                                                            1,305
    13,400  Bristol-Myers Squibb Co.                                                         277
    50,400  Cypress Bioscience, Inc.*                                                        270
    47,200  Eli Lilly and Co.                                                              1,612
    40,500  Johnson & Johnson                                                              2,373
    15,000  Medicines Co.*                                                                   193
    35,100  Medicis Pharmaceutical Corp. "A"                                                 429
    41,200  Merck & Co., Inc.                                                              1,101
    17,500  Perrigo Co.                                                                      602
   138,200  Pfizer, Inc.                                                                   2,271
    17,200  Pozen, Inc.*                                                                     117
    17,500  Schering-Plough Corp.                                                            294
    39,900  VIVUS, Inc.*                                                                     237
                                                                                        --------
                                                                                          11,081
                                                                                        --------
            Total Health Care                                                             25,584
                                                                                        --------

================================================================================

20 | USAA BALANCED STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            INDUSTRIALS (4.3%)
            ------------------
            AEROSPACE & DEFENSE (1.2%)
     4,300  Boeing Co.                                                                  $    183
    21,800  General Dynamics Corp.                                                         1,126
    15,000  Honeywell International, Inc.                                                    418
     9,000  L-3 Communications Holdings, Inc.                                                605
    13,300  Lockheed Martin Corp.                                                          1,026
     9,100  Northrop Grumman Corp.                                                           373
     8,000  Raytheon Co.                                                                     390
    12,800  United Technologies Corp.                                                        621
                                                                                        --------
                                                                                           4,742
                                                                                        --------
            AIRLINES (0.1%)
    24,300  AMR Corp.*                                                                       213
    10,000  Southwest Airlines Co.                                                            87
                                                                                        --------
                                                                                             300
                                                                                        --------
            BUILDING PRODUCTS (0.0%)
       800  Insteel Industries, Inc.                                                           8
     7,700  Owens Corning, Inc.*                                                             123
                                                                                        --------
                                                                                             131
                                                                                        --------
            CONSTRUCTION & ENGINEERING (0.1%)
    14,900  EMCOR Group, Inc.*                                                               235
     5,200  Fluor Corp.                                                                      237
     8,000  Shaw Group, Inc.*                                                                147
                                                                                        --------
                                                                                             619
                                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    13,000  AGCO Corp.*                                                                      320
     9,900  Caterpillar, Inc.                                                                405
    12,200  Cummins, Inc.                                                                    312
     9,400  Joy Global, Inc.                                                                 219
    23,200  Manitowoc Co., Inc.                                                              183
    17,800  Terex Corp.*                                                                     254
    16,600  Trinity Industries, Inc.                                                         247
                                                                                        --------
                                                                                           1,940
                                                                                        --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    13,700  Emerson Electric Co.                                                             492
    24,400  GrafTech International Ltd.*                                                     163
                                                                                        --------
                                                                                             655
                                                                                        --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
    25,100  Manpower, Inc.                                                                   790
                                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES (0.5%)
     2,900  3M Co.                                                                      $    194
     2,700  Carlisle Companies, Inc.                                                          57
    92,300  General Electric Co.                                                           1,585
     8,900  Walter Industries, Inc.                                                          162
                                                                                        --------
                                                                                           1,998
                                                                                        --------
            INDUSTRIAL MACHINERY (0.6%)
     9,300  Flowserve Corp.                                                                  468
    10,200  Gardner Denver, Inc.*                                                            252
     5,600  Kennametal, Inc.                                                                 105
    16,100  Pall Corp.                                                                       443
    70,300  Timken Co.                                                                     1,020
                                                                                        --------
                                                                                           2,288
                                                                                        --------
            RAILROADS (0.5%)
     6,600  Burlington Northern Santa Fe Corp.                                               506
    13,200  CSX Corp.                                                                        491
    15,900  Norfolk Southern Corp.                                                           787
     2,800  Union Pacific Corp.                                                              140
                                                                                        --------
                                                                                           1,924
                                                                                        --------
            SECURITY & ALARM SERVICES (0.2%)
    40,200  Brink's Co.                                                                      875
                                                                                        --------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
    56,700  United Rentals, Inc.*                                                            458
    10,900  WESCO International, Inc.*                                                       161
                                                                                        --------
                                                                                             619
                                                                                        --------
            TRUCKING (0.1%)
    12,000  Ryder System, Inc.                                                               431
                                                                                        --------
            Total Industrials                                                             17,312
                                                                                        --------
            INFORMATION TECHNOLOGY (5.4%)
            -----------------------------
            APPLICATION SOFTWARE (0.2%)
     8,200  Adobe Systems, Inc.*                                                             190
     2,100  ANSYS, Inc.*                                                                      60
    36,200  Compuware Corp.*                                                                 230
     7,400  Intuit, Inc.*                                                                    164
                                                                                        --------
                                                                                             644
                                                                                        --------
            COMMUNICATIONS EQUIPMENT (0.4%)
    81,700  Cisco Systems, Inc.*                                                           1,351
     3,100  CommScope, Inc.*                                                                  35
    11,700  QUALCOMM, Inc.                                                                   393
                                                                                        --------
                                                                                           1,779
                                                                                        --------

================================================================================

22 | USAA BALANCED STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            COMPUTER HARDWARE (1.4%)
    11,000  Apple, Inc.*                                                                $  1,019
    63,200  Hewlett-Packard Co.                                                            2,230
    28,500  International Business Machines Corp.                                          2,326
                                                                                        --------
                                                                                           5,575
                                                                                        --------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
     8,700  Lexmark International, Inc. "A"*                                                 228
    14,300  QLogic Corp.*                                                                    152
    40,200  Western Digital Corp.*                                                           490
                                                                                        --------
                                                                                             870
                                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
     3,000  Alliance Data Systems Corp.*                                                     130
    19,700  Automatic Data Processing, Inc.                                                  809
    44,000  Broadridge Financial Solutions, Inc.                                             502
    15,800  Computer Sciences Corp.*                                                         440
     7,200  Visa, Inc. "A"                                                                   378
    24,900  Western Union Co.                                                                330
                                                                                        --------
                                                                                           2,589
                                                                                        --------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
   115,300  Jabil Circuit, Inc.                                                              759
     6,600  Multi-Fineline Electronix, Inc.*                                                  69
                                                                                        --------
                                                                                             828
                                                                                        --------
            INTERNET SOFTWARE & SERVICES (0.5%)
    24,900  eBay, Inc.*                                                                      327
     4,200  Google, Inc. "A"*                                                              1,231
    20,000  Yahoo!, Inc.*                                                                    230
                                                                                        --------
                                                                                           1,788
                                                                                        --------
            IT CONSULTING & OTHER SERVICES (0.3%)
    14,700  Accenture Ltd. "A"                                                               456
    37,100  SAIC, Inc.*                                                                      660
                                                                                        --------
                                                                                           1,116
                                                                                        --------
            SEMICONDUCTORS (0.7%)
     5,500  Altera Corp.                                                                      81
    16,000  Analog Devices, Inc.                                                             274
     5,900  Broadcom Corp. "A"*                                                               90
    80,000  Intel Corp.                                                                    1,104
     9,700  Linear Technology Corp.                                                          193
    31,900  Texas Instruments, Inc.                                                          497
    19,100  Volterra Semiconductor Corp.*                                                    143
    20,000  Xilinx, Inc.                                                                     327
                                                                                        --------
                                                                                           2,709
                                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            SYSTEMS SOFTWARE (0.7%)
   138,200  Microsoft Corp.                                                             $  2,794
     8,400  Symantec Corp.*                                                                  101
                                                                                        --------
                                                                                           2,895
                                                                                        --------
            TECHNOLOGY DISTRIBUTORS (0.2%)
    32,600  Arrow Electronics, Inc.*                                                         450
    35,900  Avnet, Inc.*                                                                     511
                                                                                        --------
                                                                                             961
                                                                                        --------
            Total Information Technology                                                  21,754
                                                                                        --------
            MATERIALS (0.7%)
            ----------------
            COMMODITY CHEMICALS (0.0%)
     4,200  Celanese Corp. "A"                                                                49
                                                                                        --------
            DIVERSIFIED CHEMICALS (0.1%)
    32,100  Ashland, Inc.                                                                    307
    11,100  Dow Chemical Co.                                                                 206
     2,000  FMC Corp.                                                                         87
                                                                                        --------
                                                                                             600
                                                                                        --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     5,100  CF Industries Holdings, Inc.                                                     268
     3,800  Monsanto Co.                                                                     301
     3,900  Mosaic Co.                                                                       118
    22,000  Terra Industries, Inc.                                                           324
                                                                                        --------
                                                                                           1,011
                                                                                        --------
            INDUSTRIAL GASES (0.0%)
     1,800  Airgas, Inc.                                                                      64
                                                                                        --------
            PAPER PACKAGING (0.1%)
    13,500  Sealed Air Corp.                                                                 214
                                                                                        --------
            SPECIALTY CHEMICALS (0.0%)
     5,500  Cytec Industries, Inc.                                                           121
                                                                                        --------
            STEEL (0.2%)
     7,800  Commercial Metals Co.                                                             93
     7,400  Reliance Steel & Aluminum Co.                                                    153
    13,200  United States Steel Corp.                                                        401
                                                                                             647
                                                                                        --------
            Total Materials                                                                2,706
                                                                                        --------

================================================================================

24 | USAA BALANCED STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES   SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (1.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
    61,900  AT&T, Inc.                                                                  $  1,768
     1,400  Atlantic Tele-Network, Inc.                                                       32
    77,400  Verizon Communications, Inc.                                                   2,527
    79,800  Windstream Corp.                                                                 707
                                                                                        --------
                                                                                           5,034
                                                                                        --------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    22,600  Telephone & Data Systems, Inc.                                                   734
                                                                                        --------
            Total Telecommunication Services                                               5,768
                                                                                        --------
            UTILITIES (1.4%)
            ----------------
            ELECTRIC UTILITIES (0.7%)
    27,500  American Electric Power Co., Inc.                                                860
     7,500  Duke Energy Corp.                                                                117
     9,700  Edison International                                                             324
     1,100  Entergy Corp.                                                                     94
     1,900  Exelon Corp.                                                                     107
     3,100  FirstEnergy Corp.                                                                182
     5,900  Pepco Holdings, Inc.                                                             106
    20,400  PPL Corp.                                                                        691
     7,600  Progress Energy, Inc.                                                            302
     6,400  Southern Co.                                                                     232
                                                                                        --------
                                                                                           3,015
                                                                                        --------
            GAS UTILITIES (0.2%)
     1,900  Atmos Energy Corp.                                                                47
     5,000  Energen Corp.                                                                    154
     7,800  ONEOK, Inc.                                                                      229
    13,000  UGI Corp.                                                                        304
                                                                                        --------
                                                                                             734
                                                                                        --------
            MULTI-UTILITIES (0.5%)
    14,000  CenterPoint Energy, Inc.                                                         181
    19,300  Dominion Resources, Inc.                                                         711
     4,200  MDU Resources Group, Inc.                                                         85
    14,200  NiSource, Inc.                                                                   171
     1,500  PG&E Corp.                                                                        57
    10,300  Sempra Energy                                                                    481
    28,200  TECO Energy, Inc.                                                                367
     3,000  Xcel Energy, Inc.                                                                 56
                                                                                        --------
                                                                                           2,109
                                                                                        --------
            Total Utilities                                                                5,858
                                                                                        --------
            Total Common Stocks (cost: $196,369)                                         148,994
                                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                                                     VALUE
$(000)/SHRS SECURITY                                                                       (000)
------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (1.6%)
            CONSUMER STAPLES (0.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
    15,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)  $    829
                                                                                        --------
            FINANCIALS (1.2%)
            -----------------

            LIFE & HEALTH INSURANCE (0.2%)
    65,000  Delphi Financial Group, Inc., 7.38%, perpetual                                   624
                                                                                        --------
            PROPERTY & CASUALTY INSURANCE (0.3%)
    17,500  Axis Capital Holdings Ltd., 7.50%, perpetual                                     932
    $1,000  White Mountains Re Group, 7.51%, perpetual(a)                                    458
                                                                                        --------
                                                                                           1,390
                                                                                        --------
            REINSURANCE (0.5%)
     1,500  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual*                           1,010
    $2,000  Swiss Re Capital I LP, 6.85%, perpetual(a)                                     1,010
                                                                                        --------
                                                                                           2,020
                                                                                        --------
            THRIFTS & MORTGAGE FINANCE (0.2%)
    50,000  Countrywide Capital V, 7.00%, cumulative redeemable, perpetual                   675
    65,000  IndyMac Bank, F.S.B., 8.50%(a),*                                                   1
     5,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual          8
                                                                                        --------
                                                                                             684
                                                                                        --------
            Total Financials                                                               4,718
                                                                                        --------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     1,000  Centaur Funding Corp., 9.08%(a)                                                  743
                                                                                        --------
            U.S. GOVERNMENT (0.0%)
            ----------------------
    40,000  Fannie Mae, 8.25%, perpetual*                                                     42
    40,000  Freddie Mac, 8.38%, perpetual*                                                    30
                                                                                        --------
            Total U.S. Government                                                             72
                                                                                        --------
            Total Preferred Securities (cost: $14,910)                                     6,362
                                                                                        --------
            EXCHANGE-TRADED FUNDS (14.0%)
   780,000  iShares MSCI EAFE Index Fund                                                  32,503
   268,322  SPDR Trust Series 1                                                           24,135
                                                                                        --------
            Total Exchange-Traded Funds (cost: $86,612)                                   56,638
                                                                                        --------
            Total Equity Securities (cost: $297,891)                                     211,994
                                                                                        --------

================================================================================

26 | USAA BALANCED STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------
PRINCIPAL                                                                               MARKET
AMOUNT                                                         COUPON                    VALUE
(000)      SECURITY                                             RATE      MATURITY        (000)
----------------------------------------------------------------------------------------------
           BONDS (33.7%)
           CORPORATE OBLIGATIONS (15.7%)
           CONSUMER DISCRETIONARY (1.4%)
           -----------------------------
           APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
$   1,000  Kellwood Co.                                         7.88%     7/15/2009    $    805
    1,000  Kellwood Co.                                         7.63     10/15/2017         415
                                                                                       --------
                                                                                          1,220
                                                                                       --------
           BROADCASTING (0.6%)
    1,000  Charter Communications Operating LLC(a)              8.00      4/30/2012         717
    1,000  Cox Enterprises, Inc.(a)                             7.38      6/15/2009         972
    1,000  Liberty Media Corp.                                  5.70      5/15/2013         676
                                                                                       --------
                                                                                          2,365
                                                                                       --------
           HOMEBUILDING (0.2%)
    1,000  Centex Corp.                                         7.50      1/15/2012         730
                                                                                       --------
           HOTELS, RESORTS, & CRUISE LINES (0.1%)
    1,000  Royal Caribbean Cruises Ltd.                         7.25      6/15/2016         575
                                                                                       --------
           HOUSEHOLD APPLIANCES (0.2%)
    1,500  Stanley Works Capital Trust I                        5.90     12/01/2045         780
                                                                                       --------
           Total Consumer Discretionary                                                   5,670
                                                                                       --------
           ENERGY (0.3%)
           -------------
           OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    1,000  Sabine Pass LNG, LP                                  7.25     11/30/2013         720
    1,000  TEPPCO Partners, LP                                  7.00      6/01/2067         505
                                                                                       --------
           Total Energy                                                                   1,225
                                                                                       --------
           FINANCIALS (10.4%)
           ------------------
           ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    1,000  American Capital Strategies Ltd.                     6.85      8/01/2012         563
                                                                                       --------
           CONSUMER FINANCE (0.7%)
    1,000  Ford Motor Credit Co. LLC                            7.00     10/01/2013         421
    1,500  General Motors Acceptance Corp.                      6.75     12/01/2014         488
    2,000  SLM Corp.                                            3.74(b)   1/26/2009       1,929
                                                                                       --------
                                                                                          2,838
                                                                                       --------
           DIVERSIFIED BANKS (1.0%)
    2,000  BAYERNLB CAPITAL Trust I                             6.20              -(c)      655
    1,000  Emigrant Bancorp, Inc.(a)                            6.25      6/15/2014         803
      182  U.S. Central Credit Union                            2.70      9/30/2009         179
    1,500  USB Realty Corp.(a)                                  6.09              -(c)      676
    1,000  Wachovia Corp.                                       7.98              -(c)      719

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)       SECURITY                                             RATE     MATURITY         (000)
------------------------------------------------------------------------------------------------
$    1,000  Wells Fargo Capital XIII                             7.70%             -(c) $    812
                                                                                        --------
                                                                                           3,844
                                                                                        --------
            INVESTMENT BANKING & BROKERAGE (0.2%)
     1,000  First Republic Bank Corp.                            7.75      9/15/2012         855
                                                                                        --------
            LIFE & HEALTH INSURANCE (0.7%)
     1,000  Great-West Life & Annuity Insurance Co.(a)           7.15      5/16/2046         719
     1,000  Lincoln National Corp.                               7.00      5/17/2066         394
     1,000  MetLife Capital Trust IV(a)                          7.88     12/15/2037         584
     1,000  Prudential Financial, Inc.                           8.88      6/15/2038         542
     1,000  StanCorp Financial Group, Inc.                       6.90      5/29/2067         622
                                                                                        --------
                                                                                           2,861
                                                                                        --------
            MULTI-LINE INSURANCE (0.9%)
     4,000  Genworth Financial, Inc.                             6.15     11/15/2066         382
     1,000  Glen Meadow(a)                                       6.51      2/12/2067         497
     2,000  Oil Casualty Insurance Ltd.(a)                       8.00      9/15/2034       2,004
     1,500  Oil Insurance Ltd.(a)                                7.56              -(c)      627
                                                                                        --------
                                                                                           3,510
                                                                                        --------
            MULTI-SECTOR HOLDINGS (0.2%)
     1,000  Leucadia National Corp.                              7.00     8/15/2013          835
                                                                                        --------
            PROPERTY & CASUALTY INSURANCE (2.2%)
     2,000  Assured Guaranty U.S. Holdings, Inc.                 6.40     12/15/2066         508
     1,000  Fidelity National Title Group, Inc.                  7.30      8/15/2011       1,074
     1,000  Fidelity National Title Group, Inc.                  5.25      3/15/2013       1,020
     1,500  Fund American Companies, Inc.                        5.88      5/15/2013       1,122
     2,000  Liberty Mutual Group, Inc.(a)                        7.00      3/15/2037       1,124
     1,000  MBIA Insurance Co.(a)                               14.00      1/15/2033         450
     1,500  Progressive Corp.                                    6.70      6/15/2037         798
     1,000  Radian Group, Inc.                                   7.75      6/01/2011         505
     1,000  RLI Corp.                                            5.95      1/15/2014       1,035
     1,000  Syncora Holdings Ltd.                                6.88              -(c)        1
     1,500  Travelers Companies, Inc.                            6.25      3/15/2037         830
     1,500  XL Capital Ltd.                                      6.50              -(c)      451
                                                                                        --------
                                                                                           8,918
                                                                                        --------
            REGIONAL BANKS (2.8%)
     4,000  CBG Florida REIT Corp.(a)                            7.11              -(c)       76
     1,000  Cullen/Frost Bankers, Inc.                           5.75      2/15/2017       1,027
     2,500  Fifth Third Capital Trust IV                         6.50      4/15/2037       1,192
     2,000  Fulton Capital Trust I                               6.29      2/01/2036         805
     1,500  Huntington Capital III                               6.65      5/15/2037         632
     1,000  Imperial Bank                                        8.50      4/01/2009       1,014

================================================================================

28 | USAA BALANCED STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)       SECURITY                                             RATE     MATURITY         (000)
------------------------------------------------------------------------------------------------
$    1,500  National City Preferred Capital Trust I             12.00%             -(c) $  1,380
     2,000  PNC Preferred Funding Trust(a)                       6.52              -(c)      842
     1,500  Popular North America Capital Trust I                6.56      9/15/2034         853
     2,000  Regions Financing Trust II                           6.63      5/15/2047         885
     1,000  TCF National Bank                                    5.50      2/01/2016         894
     1,500  Webster Capital Trust IV                             7.65      6/15/2037         632
     1,500  Zions Bancorp                                        5.50     11/16/2015       1,072
                                                                                        --------
                                                                                          11,304
                                                                                        --------
            REITs - RETAIL (0.7%)
     2,000  Pan Pacific Retail Properties, Inc.                  7.95      4/15/2011       2,175
     1,000  Rouse Co.                                            8.00      4/30/2009         305
     1,500  Rouse Co., LP(a)                                     6.75      5/01/2013         338
                                                                                        --------
                                                                                           2,818
                                                                                        --------
            REITs - SPECIALIZED (0.1%)
     1,000  Hospitality Properties Trust                         5.13      2/15/2015         553
                                                                                        --------
            SPECIALIZED FINANCE (0.1%)
     1,000  Financial Security Assurance Holdings Ltd.(a)        6.40     12/15/2066         312
                                                                                        --------
            THRIFTS & MORTGAGE FINANCE (0.7%)
     1,000  Independence Community Bank Corp.                    5.26(b)   6/20/2013         804
     2,000  Roslyn Bancorp, Inc.                                 7.50     12/01/2008       2,000
     1,000  Washington Mutual Preferred Funding Trust I(a),(d)   6.53              -(c)        1
     1,000  Washington Mutual Preferred Funding Trust IV(a),(d)  9.75              -(c)        1
                                                                                        --------
                                                                                           2,806
                                                                                        --------
            Total Financials                                                              42,017
                                                                                        --------
            INDUSTRIALS (0.4%)
            ------------------
            AIRLINES (0.3%)
        53  America West Airlines, Inc.                          6.85      7/02/2009          52
     1,236  America West Airlines, Inc. (INS)                    7.93      1/02/2019       1,041
                                                                                        --------
                                                                                           1,093
                                                                                        --------
            BUILDING PRODUCTS (0.1%)
     1,000  USG Corp.                                            6.30     11/15/2016         590
                                                                                        --------
            Total Industrials                                                              1,683
                                                                                        --------
            UTILITIES (3.2%)
            ----------------
            ELECTRIC UTILITIES (1.9%)
     1,269  Cedar Brakes II, LLC(a)                              9.88      9/01/2013       1,319
       868  Entergy Gulf States, Inc.                            6.20      7/01/2033         647
     1,000  FPL Group Capital, Inc.                              6.35     10/01/2066         551
     2,000  Monongahela Power Co.                                7.36      1/15/2010       1,947

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)       SECURITY                                             RATE     MATURITY         (000)
------------------------------------------------------------------------------------------------
$    1,081  Oglethorpe Power Corp.                             6.97%      6/30/2011     $  1,097
       686  Power Contract Financing, LLC(a)                   6.26       2/01/2010          668
     1,000  PPL Capital Funding, Inc.                          6.70       3/30/2067          451
     1,000  West Penn Power Co.                                6.63       4/15/2012          985
                                                                                        --------
                                                                                           7,665
                                                                                        --------
            GAS UTILITIES (0.2%)
     1,000  Enbridge Energy Partners, LP                       8.05      10/01/2037          664
                                                                                        --------
            MULTI-UTILITIES (1.1%)
     2,000  Black Hills Corp.                                  6.50       5/15/2013        1,928
     1,000  PNM Resources, Inc.                                9.25       5/15/2015          790
     1,000  Puget Sound Energy, Inc.                           6.97       6/01/2067          500
     1,500  Wisconsin Energy Corp.                             6.25       5/15/2067          751
     1,000  WPS Resources Corp.                                6.11      12/01/2066          501
                                                                                        --------
                                                                                           4,470
                                                                                        --------
            Total Utilities                                                               12,799
                                                                                        --------
            Total Corporate Obligations (cost: $97,827)                                   63,394
                                                                                        --------
            EURODOLLAR AND YANKEE OBLIGATIONS (5.9%)
            ENERGY (0.6%)
            -------------
            INTEGRATED OIL & GAS (0.3%)
       533  PEMEX Finance Ltd.                                 8.88      11/15/2010          567
     1,500  Trans-Canada Pipelines Ltd.                        6.35       5/15/2067          756
                                                                                        --------
                                                                                           1,323
                                                                                        --------
            OIL & GAS DRILLING (0.3%)
     1,034  Delek & Avner-Yam Tethys Ltd.(a)                   5.33       8/01/2013        1,045
                                                                                        --------
            Total Energy                                                                   2,368
                                                                                        --------
            FINANCIALS (5.2%)
            -----------------
            DIVERSIFIED BANKS (2.6%)
     1,000  ANZ Capital Trust I(a)                             4.48               -(c)       773
     1,500  Barclays Bank plc(a)                               5.93               -(c)       856
     1,500  BBVA International Preferred S.A. Unipersonal(a)   5.92               -(c)       748
     1,000  BOI Capital Funding Number 3, LP(a)                6.11               -(c)       347
     1,000  HBOS plc(a)                                        6.41               -(c)       443
     1,000  Landsbanki Islands hf(a),(d)                       7.43               -(c)        14
     1,000  Lloyds TSB Group plc(a)                            6.27               -(c)       391
     1,000  Mizuho Capital Investment 1 Ltd.(a)                6.69               -(c)       574
     1,000  National Capital Trust II(a)                       5.49               -(c)       610
     1,000  Natixis                                           10.00               -(c)       518
     1,000  Nordea Bank AB(a)                                  5.42               -(c)       596

================================================================================

30 | USAA BALANCED STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)       SECURITY                                             RATE      MATURITY        (000)
------------------------------------------------------------------------------------------------
$    2,000  Royal Bank of Scotland Group plc                     7.64%             -(c) $    967
     2,000  Skandinaviska Enskilda Banken AB(a)                  5.47              -(c)    1,266
     2,000  Societe Generale(a)                                  5.92              -(c)    1,145
     1,000  Standard Chartered plc(a)                            6.41              -(c)      562
     1,000  Sumitomo Mitsui Financial Group(a)                   6.08              -(c)      697
                                                                                        --------
                                                                                          10,507
                                                                                        --------
            LIFE & HEALTH INSURANCE (0.1%)
     1,000  AXA S.A.(a)                                          6.46              -(c)      446
                                                                                        --------
            MULTI-LINE INSURANCE (0.3%)
     1,625  ING Capital Funding Trust III                        8.44              -(c)    1,153
                                                                                        --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
     1,000  ZFS Finance USA Trust II(a)                          6.45     12/15/2065         541
                                                                                        --------
            PROPERTY & CASUALTY INSURANCE (0.5%)
     1,000  Allied World Assurance Holdings Ltd.                 7.50      8/01/2016         785
     1,000  Catlin Insurance Co. Ltd.(a)                         7.25              -(c)      259
     1,000  Mantis Reef Ltd. II(a)                               4.80     11/03/2009         999
                                                                                        --------
                                                                                           2,043
                                                                                        --------
            REGIONAL BANKS (0.2%)
     1,500  Credit Agricole S.A.(a)                              6.64              -(c)      762
     2,000  Glitnir Banki hf(a),(d)                              7.45              -(c)       13
                                                                                        --------
                                                                                             775
                                                                                        --------
            REINSURANCE (1.2%)
     1,000  Endurance Specialty Holdings Ltd.                    6.15     10/15/2015         837
     1,000  Max USA Holdings Ltd.(a)                             7.20      4/14/2017         899
     1,500  Montpelier Re Holdings Ltd.                          6.13      8/15/2013       1,441
     1,500  Platinum Underwriters Finance, Inc.                  7.50      6/01/2017       1,506
                                                                                        --------
                                                                                           4,683
                                                                                        --------
            SPECIALIZED FINANCE (0.2%)
     1,000  QBE Capital Funding II, LP(a)                        6.80              -(c)      701
                                                                                        --------
            Total Financials                                                              20,849
                                                                                        --------
            MATERIALS (0.1%)
            ----------------
            DIVERSIFIED METALS & MINING (0.1%)
     1,000  Glencore Finance S.A.                                8.00              -(c)      351
                                                                                        --------
            Total Eurodollar and Yankee Obligations (cost: $39,131)                       23,568
                                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)       SECURITY                                             RATE      MATURITY        (000)
------------------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES (5.6%)
            FINANCIALS (5.6%)
            -----------------
            ASSET-BACKED FINANCING (5.6%)
$      381  Aerco Ltd.(a)                                        1.94%(b)  7/15/2025    $    382
     1,000  AESOP Funding II, LLC(a)                             4.50(b)   3/20/2012         753
       316  Airport Airplanes                                    4.96(b)   3/15/2019         269
     1,000  American Express Credit Account Master Trust(a)      1.77(b)   9/15/2016         470
     1,000  AmeriCredit Automobile Receivables Trust             6.96     10/14/2014         806
     2,000  Banc of America Mortgage Securities, Inc.            4.15(b)   7/25/2034       1,927
     1,000  Bank One Issuance Trust                              4.77      2/16/2016         581
       861  Capital One Auto Finance Trust (INS)                 4.71      6/15/2012         756
     1,000  Capital One Auto Finance Trust                       1.45(b)   5/15/2013         686
     1,290  Capital One Multi-Asset Execution Trust              6.00      8/15/2013       1,062
       443  CPS Auto Receivables Trust(a)                        5.27     10/15/2010         432
     1,220  CPS Auto Receivables Trust (INS)                     6.48      7/15/2013       1,060
     1,376  Credit Acceptance Auto Dealer Loan Trust             6.16      4/15/2013       1,274
     1,000  Detroit Edison Securitization Funding, LLC           6.42      3/01/2015       1,029
     1,000  GE Capital Credit Card Master Note Trust             1.53(b)   9/15/2012         908
     1,000  Hertz Vehicle Financing, LLC(a)                      5.01      2/25/2011         906
     1,000  Hertz Vehicle Financing, LLC(a)                      5.08     11/25/2011         831
     1,000  HSBC Automotive Trust                                4.94     11/19/2012         902
     1,000  Huntington Auto Trust(a)                             4.81      4/16/2012         912
     1,000  MBNA Master Credit Card Note Trust                   6.80      7/15/2014         711
     1,500  Rental Car Finance Corp.(a)                          1.54(b)   7/25/2013       1,207
     1,000  SLM Student Loan Trust                               4.09(b)  10/25/2038         792
     1,500  Triad Automobile Receivables Owners Trust            5.43      7/14/2014       1,191
       978  UPFC Auto Receivables Trust                          5.75      9/15/2010         957
       988  USXL Funding, LLC (INS)(a)                           5.38      4/15/2014         899
     1,000  WFS Financial Owner Trust                            4.76      5/17/2013         717
                                                                                        --------
            Total Financials                                                              22,420
                                                                                        --------
            Total Asset-Backed Securities (cost: $25,206)                                 22,420
                                                                                        --------
            COMMERCIAL MORTGAGE SECURITIES (5.5%)
            FINANCIALS (5.5%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (5.4%)
     2,643  Banc of America Commercial Mortgage, Inc.            5.18     10/10/2045         991
        14  Banc of America Commercial Mortgage, Inc.            7.02      9/15/2032          14
     1,250  Banc of America Commercial Mortgage, Inc.            7.20      9/15/2032       1,306
     1,000  Banc of America Commercial Mortgage, Inc.            5.11(b)  11/10/2042         318
     2,429  Banc of America Commercial Mortgage, Inc.            5.35      9/10/2047       1,600
       429  Bear Stearns Commercial Mortgage Securities, Inc.    4.00      3/13/2040         413

================================================================================

32 | USAA BALANCED STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)       SECURITY                                             RATE      MATURITY        (000)
------------------------------------------------------------------------------------------------
$    1,000  Citigroup Commercial Mortgage Trust                  5.40%(b)  7/15/2044    $    615
       400  Commercial Mortgage Asset Trust                      6.98      1/17/2032         408
        24  Credit Suisse First Boston Mortgage Securities Corp. 6.10      8/15/2036          24
     1,000  Credit Suisse First Boston Mortgage Securities Corp. 5.10      8/15/2038         609
     1,000  Credit Suisse First Boston Mortgage Securities Corp. 7.17      5/17/2040         998
     1,301  Credit Suisse First Boston Mortgage Securities Corp. 7.55      4/15/2062       1,312
       274  DLJ Commercial Mortgage Corp.                        6.46      3/10/2032         273
     1,500  DLJ Commercial Mortgage Corp.                        7.30      6/10/2032       1,506
     1,749  G-Force, LLC(a)                                      5.16     12/25/2039       1,516
     1,000  GE Capital Commercial Mortgage Corp.                 6.07      6/10/2038         896
     1,000  GE Capital Commercial Mortgage Corp.                 5.33(b)  11/10/2045         242
     1,000  GMAC Commercial Mortgage Security, Inc.              4.81      5/10/2043         612
       555  Government Lease Trust(a)                            6.48      5/18/2011         576
     1,000  GS Mortgage Securities Corp. II                      4.78      7/10/2039         609
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   4.82      9/12/2037         794
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   4.99      9/12/2037         611
        15  Merrill Lynch Mortgage Investors, Inc.               6.48     11/15/2026          14
       761  Merrill Lynch Mortgage Investors, Inc.               7.56     11/15/2031         765
     1,500  Mortgage Capital Funding, Inc.                       7.11(b)   6/18/2030       1,546
     1,000  Nationslink Funding Corp.(a)                         7.10(b)   1/20/2031         992
       342  Paine Weber Mortgage Acceptance Corp.                6.82      6/15/2032         342
     2,000  Prudential Mortgage Capital Funding, LLC             6.76      5/10/2034       2,037
                                                                                        --------
                                                                                          21,939
                                                                                        --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
    10,651  Greenwich Capital Commercial Funding Corp.,
               acquired 8/13/2003; cost $602(a),(e)              2.22      1/11/2035         219
                                                                                        --------
            Total Financials                                                              22,158
                                                                                        --------
            Total Commercial Mortgage Securities (cost: $24,660)                          22,158
                                                                                        --------
            U.S. GOVERNMENT AGENCY ISSUES (0.1%)(F)
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
     3,553  Government National Mortgage Assn.                   1.77(b)   7/16/2010          67
                                                                                        --------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.1%)
       101  Government National Mortgage Assn. I                 7.00      4/15/2032         105
                                                                                        --------
            Total U.S. Government Agency Issues (cost: $172)                                 172
                                                                                        --------
            U.S. TREASURY SECURITIES (0.0%)
            NOTES (0.0%)
        50  2.00%, 2/28/2010 (cost: $50)                                                      51
                                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                 MARKET
AMOUNT                                                          COUPON                     VALUE
(000)       SECURITY                                             RATE      MATURITY        (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (0.9%)
            CASINOS & GAMING (0.6%)
$    2,000  Mashantucket (Western) Pequot Tribe(a)               5.91%     9/01/2021    $  1,412
     1,385  Seneca Nation of Indians Capital Improvements Auth.  6.75     12/01/2013       1,311
                                                                                        --------
                                                                                           2,723
                                                                                        --------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
       301  California Maritime Infrastructure Auth.             6.63     11/01/2009         302
                                                                                        --------
            SPECIAL ASSESSMENT/TAX/FEE (0.2%)
       935  Erie County Tobacco Asset Securitization Corp.       6.00      6/01/2028         767
                                                                                        --------
            Total Municipal Bonds (cost: $4,592)                                           3,792
                                                                                        --------
            Total Bonds (cost: $191,638)                                                 135,555
                                                                                        --------
            MONEY MARKET INSTRUMENTS (12.1%)
            COMMERCIAL PAPER (0.9%)
            CONSUMER DISCRETIONARY (0.9%)
            -----------------------------
            HOUSEHOLD APPLIANCES (0.9%)
     3,533  Black & Decker Corp.(a)                              3.00     12/01/2008       3,533
                                                                                        --------
            U.S. TREASURY BILLS (1.9%)
     7,625  1.16%, 1/15/2009(h),(i),(j)                                                    7,623
                                                                                        --------

------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (9.3%)
37,671,006  State Street Institutional Liquid
              Reserves Fund, 2.55%(g),(i)                                                 37,671
                                                                                        --------
            Total Money Market Instruments (cost: $48,828)                                48,827
                                                                                        --------
            TOTAL INVESTMENTS (COST: $538,356)                                          $396,376
                                                                                        ========


================================================================================

34 | USAA BALANCED STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.2% of net assets as of November 30, 2008.

  CATEGORIES AND DEFINITIONS

  EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

  INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

  This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS)    Principal and interest payments are insured by one of the following:
           AMBAC Assurance Corp., Financial Guaranty Insurance Co., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  iShares Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

  REIT     Real estate investment trust

  SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
           (AMEX).

================================================================================

36  | USAA BALANCED STRATEGY FUND

================================================================================

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2008.

  (c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

  (d) Security is currently trading without interest.

  (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2008, was $219,000, which represented 0.1% of the Fund's net assets.

  (f) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs), indicated with "+" are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

  (g) Rate represents the money market fund annualized seven-day yield at November 30, 2008.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

  (h) Security with a value of $7,623,000 is segregated as collateral for initial margin requirements on open futures contracts.

  (i) Security, or a portion thereof, is segregated to cover the value of open futures contracts at November 30, 2008, as shown in the following table:

                                                                                 VALUE AT                UNREALIZED
TYPE OF FUTURE        EXPIRATION      CONTRACTS    POSITION     TRADE DATE       NOVEMBER 30, 2008      DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
S&P 500
  Index Futures      December 2008       76          Long       $ 3,432,000         $ 3,402,000         $    (30,000)
Russell E Mini 2000
  Index Futures      December 2008      569          Long        40,274,000          26,897,000          (13,377,000)
--------------------------------------------------------------------------------------------------------------------
                                                                $43,706,000         $30,299,000         $(13,407,000)
--------------------------------------------------------------------------------------------------------------------

  (j) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

38  | USAA BALANCED STRATEGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $538,356)               $ 396,376
  Receivables:
    Capital shares sold                                                             608
    USAA Investment Management Company (Note 6D)                                    651
    Dividends and interest                                                        3,398
    Securities sold                                                               3,611
  Variation margin on futures contracts                                             861
                                                                              ---------
      Total assets                                                              405,505
                                                                              ---------
LIABILITIES
  Payables:
    Securities purchased                                                          1,628
    Capital shares redeemed                                                         460
    Bank overdraft                                                                  157
  Accrued management fees                                                           225
  Accrued transfer agent's fees                                                       9
  Other accrued expenses and payables                                                96
                                                                              ---------
      Total liabilities                                                           2,575
                                                                              ---------
        Net assets applicable to capital shares outstanding                   $ 402,930
                                                                              =========
NET ASSETS CONSIST OF:
  Paid-in capital                                                             $ 618,062
  Accumulated undistributed net investment income                                 2,702
  Accumulated net realized loss on investments, options, and
    futures transactions                                                        (62,447)
  Net unrealized depreciation of investments, options, and
    futures contracts                                                          (155,387)
                                                                              ---------
        Net assets applicable to capital shares outstanding                   $ 402,930
                                                                              =========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                     43,328
                                                                              =========
  Net asset value, redemption price, and offering price per share             $    9.30
                                                                              =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                                   $   4,087
  Interest                                                                        7,447
  Securities lending (net)                                                           70
                                                                              ---------
      Total income                                                               11,604
                                                                              ---------
EXPENSES
  Management fees                                                                 1,844
  Administration and servicing fees                                                 395
  Transfer agent's fees                                                           1,076
  Custody and accounting fees                                                        88
  Postage                                                                            80
  Shareholder reporting fees                                                         32
  Trustees' fees                                                                      6
  Registration fees                                                                  23
  Professional fees                                                                  35
  Other                                                                               9
                                                                              ---------
      Total expenses                                                              3,588
  Expenses paid indirectly                                                           (1)
  Expenses reimbursed                                                              (955)
                                                                              ---------
      Net expenses                                                                2,632
                                                                              ---------
NET INVESTMENT INCOME                                                             8,972
                                                                              ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS, AND FUTURES CONTRACTS
  Net realized gain (loss) on:
    Investments                                                                 (44,296)
    Options                                                                       1,826
    Futures transactions                                                         (1,465)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                                (148,412)
    Options                                                                        (120)
    Futures contracts                                                           (15,694)
                                                                              ---------
      Net realized and unrealized loss                                         (208,161)
                                                                              ---------
  Decrease in net assets resulting from operations                            $(199,189)
                                                                              =========

See accompanying notes to financial statements.

================================================================================

40  | USAA BALANCED STRATEGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited), and year ended May 31,
2008

--------------------------------------------------------------------------------

                                                                 11/30/2008        5/31/2008
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                           $   8,972        $  16,431
  Net realized loss on investments                                  (44,296)         (11,486)
  Net realized gain on options                                        1,826              210
  Net realized loss on futures transactions                          (1,465)          (2,397)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                    (148,412)         (29,275)
    Options                                                            (120)             120
    Futures contracts                                               (15,694)           1,430
                                                                  --------------------------
    Decrease in net assets resulting from operations               (199,189)         (24,967)
                                                                  --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (8,693)         (16,531)
  Net realized gains                                                      -          (30,369)
                                                                  --------------------------
    Distributions to shareholders                                    (8,693)         (46,900)
                                                                  --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          47,371          124,118
  Reinvested dividends                                                8,598           46,415
  Cost of shares redeemed                                           (67,343)        (138,260)
                                                                  --------------------------
    Increase (decrease) in net assets from capital
      share transactions                                            (11,374)          32,273
                                                                  --------------------------
  Net decrease in net assets                                       (219,256)         (39,594)

NET ASSETS
  Beginning of period                                               622,186          661,780
                                                                  --------------------------
  End of period                                                   $ 402,930        $ 622,186
                                                                  ==========================
Accumulated undistributed net investment income:
  End of period                                                   $   2,702        $   2,423
                                                                  ==========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                         4,019            8,588
  Shares issued for dividends reinvested                                681            3,188
  Shares redeemed                                                    (5,769)          (9,518)
                                                                  --------------------------
    Increase (decrease) in shares outstanding                        (1,069)           2,258
                                                                  ==========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

      1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

      2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore,

================================================================================

42  | USAA BALANCED STRATEGY FUND

================================================================================

         the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

      3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

      4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

      5. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

         determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

      6. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

      7. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

      8. Repurchase agreements are valued at cost, which approximates market value.

      9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

44  | USAA BALANCED STRATEGY FUND

================================================================================

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

      SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

      Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

      Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

      Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

      The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

      The following is a summary of the inputs used to value the Fund's assets as of November 30, 2008:

                                                             INVESTMENTS IN           OTHER FINANCIAL
      VALUATION INPUTS                                           SECURITIES             INSTRUMENTS*
      -----------------------------------------------------------------------------------------------
      Level 1 -- Quoted Prices                                 $244,067,000              $(13,407,000)
      Level 2 -- Other Significant Observable Inputs            152,309,000                         -
      Level 3 -- Significant Unobservable Inputs                          -                         -
      -----------------------------------------------------------------------------------------------
      Total                                                    $396,376,000              $(13,407,000)
      -----------------------------------------------------------------------------------------------

      *Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.


C. FUTURES CONTRACTS -- The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. OPTION TRANSACTIONS -- The Fund may write (sell) and purchase options on securities or securities indexes. The Fund employs an

================================================================================

46  | USAA BALANCED STRATEGY FUND

================================================================================

      index option strategy which involves holding a combination of call and put options designed to limit market risk.

      Writing put options tends to increase the Fund's participation in downward movements of the underlying security or index. Writing call options tends to decrease the Fund's participation in upward movements of the underlying security or index. When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expired worthless are treated by the Fund on the expiration date as realized gains from investments. If a written call index option or a written put index option is bought back prior to the index option expiration or cash settled upon expiration, the difference between premium received and payment to buy back the option or payment made for settlement upon expiration determines whether the Fund has realized a gain or loss. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security or index underlying the written option. A written put index option has defined risk, which is the difference between the agreed-upon price that the Fund must pay to the buyer upon expiration of the put, and the index value, which could be zero, at the time of expiration.

      Purchasing call options tends to increase the Fund's participation in upward movements of the underlying security or index. Purchasing put options tends to decrease the Fund's participation in downward movements of the underlying security or index. The Fund pays a premium which is included in the Fund's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expired worthless are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. If a call index option or put index option is closed prior to the option

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

      expiration or cash settled upon expiration, the difference between the premium paid and the proceeds received from the sale or upon settlement at option expiration determines whether the Fund has realized a gain or loss. The Fund did not invest in any options as of November 30, 2008.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of November 30, 2008, the Fund did not invest in any repurchase agreements.

H. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign

================================================================================

48  | USAA BALANCED STRATEGY FUND

================================================================================

      currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

      1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

      2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

I. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

      fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of November 30, 2008.

J. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2008, custodian and other bank credits reduced the Fund's expenses by $1,000. For the six-month period ended November 30, 2008, the Fund did not incur any brokerage commission recapture credits.

K. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

L. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

50  | USAA BALANCED STRATEGY FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 1.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2008.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2009, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of November 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2008, were $303,188,000 and $310,551,000, respectively.

As of November 30, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2008, were $4,797,000 and $146,777,000, respectively, resulting in net unrealized depreciation of $141,980,000.

For the six-month period ended November 30, 2008, transactions in written call and put options were as follows:

                                                                  PREMIUMS
                                        NUMBER OF                 RECEIVED
                                        CONTRACTS                  (000S)
                                      --------------------------------------
Outstanding at May 31, 2008                572                      $ 671
Options written                            572                        171
Options terminated in closing
  purchase transactions                   (572)                      (171)
Options expired                           (572)                      (671)
                                      --------------------------------------
Outstanding at November 30, 2008             -                      $   -
                                      ======================================

================================================================================

52  | USAA BALANCED STRATEGY FUND

================================================================================

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2008, the Fund received securities-lending income of $70,000, which is net of the 20% income retained by Wachovia. As of November 30, 2008, the Fund did not have any securities on loan.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

      through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

      The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

      The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

      The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

      OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
      RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS
      --------------------------------------------------------------------------
      +/- 1.00% to 4.00%                 +/- 0.04%
      +/- 4.01% to 7.00%                 +/- 0.05%
      +/- 7.01% and greater              +/- 0.06%

      (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

================================================================================

54  | USAA BALANCED STRATEGY FUND

================================================================================

      Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Balanced Funds Index over that period, even if the Fund had overall negative returns during the performance period.

      For the six-month period ended November 30, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $1,844,000, which is net of a performance adjustment of $(131,000) that decreased the base management fee of 0.75% by 0.05%.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Deutsche Investment Management Americas Inc.
      (DIMA) and Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group), under which DIMA directs the investment and reinvestment of a portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager) and Volaris Group directs the investment and reinvestment of the portion of the Fund's assets invested in index options (as allocated from time to time by the Manager).

      The Manager (not the Fund) pays DIMA a subadvisory fee in an annual amount of 0.15% of the portion of the Fund's average net assets that DIMA manages. For the six-month period ended November 30, 2008, the Manager incurred subadvisory fees, paid or payable to DIMA, of $188,000.

      The Manager (not the Fund) pays CSSU a subadvisory fee based on the total notional amount of the options contracts that CSSU manages in the USAA Balanced Strategy Fund, the USAA Cornerstone Strategy Fund, the USAA First Start Growth Fund, and the USAA Total Return Strategy Fund, in an annual amount of 0.23% on the first $50 million of the total notional amount; 0.20% on the total notional amount over $50 million and up to $250 million; 0.12% on the total notional amount over $250 million and up to $500 million; 0.10% on the total notional amount over $500 million and up to $2 billion; and 0.08% on the total notional amount over $2 billion. The notional amount is based on the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

      daily closing price of the index that underlies the written options strategy for the Fund. For the six-month period ended November 30, 2008, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU, of $8,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $395,000.

      In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2008, the Fund reimbursed the Manager $4,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended November 30, 2008, the Fund incurred reimbursable expenses of $955,000, of which $651,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,076,000.

================================================================================

56  | USAA BALANCED STRATEGY FUND

================================================================================

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               NOVEMBER 30,                                YEAR ENDED MAY 31,
                               --------------------------------------------------------------------------------------
                                   2008             2008           2007           2006             2005          2004
                               --------------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  14.01         $  15.70       $  14.97       $  15.41         $  14.70      $  13.35
                               --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .20              .38            .37            .34              .26           .20
  Net realized and
    unrealized gain (loss)        (4.71)            (.96)          1.68            .26              .86          1.37
                               --------------------------------------------------------------------------------------
Total from investment
  operations                      (4.51)            (.58)          2.05            .60             1.12          1.57
                               --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.20)            (.38)          (.38)          (.31)            (.25)         (.22)
  Realized capital gains              -             (.73)          (.94)          (.73)            (.16)            -
                               --------------------------------------------------------------------------------------
Total distributions                (.20)           (1.11)         (1.32)         (1.04)            (.41)         (.22)
                               --------------------------------------------------------------------------------------
Net asset value at end
  of period                    $   9.30         $  14.01       $  15.70       $  14.97         $  15.41      $  14.70
                               ======================================================================================
Total return (%)*                (32.58)           (3.82)         14.28(b)        3.84             7.67         11.82
Net assets at end
  of period (000)              $402,930         $622,186       $661,780       $634,124         $609,763      $522,951
Ratios to average
  net assets:**
  Expenses (%)(c)                  1.00(a)          1.00           1.00(b)        1.00             1.00          1.00
  Expenses, excluding
    reimbursements (%)(c)          1.37(a)          1.26           1.26(b)        1.27             1.29          1.33
  Net investment income (%)        3.42(a)          2.61           2.46           2.15             1.74          1.38
Portfolio turnover (%)               65              185(d)         179            153               68            55

 *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
**  For the six-month period ended November 30, 2008, average net assets were $523,752,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly.
    The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)        (.00%)(+)      (.01%)         (.01%)           (.02%)        (.02%)
    (+) Represents less than 0.01% of average net assets.
(d) Reflects increased trading activity due to changes in asset allocation strategies.

================================================================================

58  | USAA BALANCED STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2008, through November 30, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                             BEGINNING               ENDING               DURING PERIOD*
                                           ACCOUNT VALUE          ACCOUNT VALUE           JUNE 1, 2008 -
                                            JUNE 1, 2008       NOVEMBER 30, 2008       NOVEMBER 30, 2008
                                           -------------------------------------------------------------
Actual                                       $1,000.00              $  674.20                   $4.20
Hypothetical
  (5% return before expenses)                 1,000.00               1,020.05                    5.06

*Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (32.58)% for the six-month period of June 1, 2008, through November 30, 2008.

================================================================================

60  | USAA BALANCED STRATEGY FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        activity, and fund prices; or exchange
                                      or redeem fund shares.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                        U.S.
                                                                      Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

--------------------------------------------------------------------------------

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

================================================================================
27804-0109                                   (C)2009, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2008

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/22/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.